Perkins Mid Cap Value Fund | Class L Shares
FUND SUMMARY Perkins Mid Cap Value Fund
INVESTMENT OBJECTIVE
Perkins Mid Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Perkins Mid Cap Value Fund Class L Shares Class L
Operating Expenses Column [Text]		Class L
Management Fees (may adjust up or down)		0.70%
Other Expenses		0.30%
Total Annual Fund Operating Expenses	[1]	1.00%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.86% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Perkins Mid Cap Value Fund Class L Shares Class L	Class L Shares	102	318	552	1,225

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Fund primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of June 30, 2011, they ranged from approximately $1.4 billion to $17.8 billion. The Fund may invest in foreign equity and debt securities, which may include investments in emerging markets. The Fund may invest, under normal circumstances, up to 20% of its assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges or in cash or cash equivalents.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio managers generally look for companies with:

• strong balance sheets and solid recurring free cash flows

• attractive relative and absolute valuation ratios or that have underperformed recently

• favorable reward to risk characteristics

The Fund may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund has invested in and may continue to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, particularly on market indices, for hedging purposes (to offset risks associated with an investment, currency exposure or market conditions). The Fund may invest in other types of derivatives and may do so for other purposes including to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times. For more information on the Fund’s use of derivatives, refer to the Fund’s shareholder reports and Form N-Q reports, which are filed with the Securities and Exchange Commission.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for periods following April 21, 2003, reflects the fees and expenses of Class L Shares (formerly named Institutional Shares), net of any applicable fee and expense limitations or waivers. The performance shown for Class L Shares for the periods from May 17, 2002 to April 17, 2003, reflects the historical performance of Berger Mid Cap Value Fund – Institutional Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Institutional Shares into the Fund’s Class L Shares). For the periods prior to May 17, 2002, the performance shown reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class L Shares (calendar year-end)	[1]
[1]	Fund returns for periods prior to the Fund's adoption of share classes reflect a 0.25% 12b-1 fee, which has not been paid by the Class L Shares (formerly named Institutional Shares) since the class commenced investment operations on May 17, 2002.

Best Quarter: Fourth Quarter 2001 21.28% Worst Quarter: Fourth Quarter 2008 -19.63%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2011 was -11.49%.
Average Annual Total Returns Perkins Mid Cap Value Fund		Caption	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund	Inception Date
Class L Shares	[1]	Average Annual Total Returns (periods ended 12/31/10)
Class L Shares Return Before Taxes Class L			Class L Shares	Return Before Taxes			15.01%	6.33%	10.08%	13.16%	Aug. 12, 1998
Class L Shares Return After Taxes on Distributions Class L			Class L Shares	Return After Taxes on Distributions			14.85%	5.26%	9.00%	11.68%	Aug. 12, 1998
Class L Shares Return After Taxes on Distributions and Sale of Fund Shares Class L			Class L Shares	Return After Taxes on Distributions and Sale of Fund Shares	[2]		9.92%	5.16%	8.56%	11.14%	Aug. 12, 1998
Class L Shares Russell Midcap® Value Index				Russell Midcap® Value Index		(reflects no deduction for expenses, fees, or taxes)	24.75%	4.08%	8.07%	8.47%	Aug. 12, 1998
[1]	Fund returns for periods prior to the Fund's adoption of share classes reflect a 0.25% 12b-1 fee, which has not been paid by the Class L Shares (formerly named Institutional Shares) since the class commenced investment operations on May 17, 2002.
[2]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class L Shares (formerly named Institutional Shares) for the period April 21, 2003 to December 31, 2009; for Berger Mid Cap Value Fund – Institutional Shares for the period May 17, 2002 to April 17, 2003; and for Berger Mid Cap Value Fund – Investor Shares for periods prior to May 17, 2002. If Class L Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Perkins Small Cap Value Fund | Class L Shares
FUND SUMMARY Perkins Small Cap Value Fund
INVESTMENT OBJECTIVE
Perkins Small Cap Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Perkins Small Cap Value Fund Class L Shares Class L
Operating Expenses Column [Text]		Class L
Management Fees (may adjust up or down)		0.81%
Other Expenses		0.28%
Total Annual Fund Operating Expenses	[1]	1.09%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.96% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Perkins Small Cap Value Fund Class L Shares Class L	Class L Shares	111	347	601	1,329

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund’s portfolio managers. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of June 30, 2011, they ranged from approximately $96 million to $3.1 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. The Fund may invest, under normal circumstances, up to 20% of its assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges or in cash or cash equivalents.

The Fund’s securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community.

The Fund’s portfolio managers generally look for companies with:

• strong balance sheets and solid recurring free cash flows

• attractive relative and absolute valuation ratios or that have underperformed recently

• favorable reward to risk characteristics

The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Fund may have exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for periods following April 21, 2003, reflects the fees and expenses of Class L Shares (formerly named Institutional Shares), net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class L Shares reflects the historical performance of Berger Small Cap Value Fund – Institutional Shares (as a result of a prior reorganization of Berger Small Cap Value Fund – Institutional Shares into the Fund’s Class L Shares).

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

Annual Total Returns for Class L Shares (calendar year-end)

Best Quarter: Fourth Quarter 2001 24.60% Worst Quarter: Third Quarter 2002 -22.57%
The Fund's year-to-date return as of the calendar quarter ended September 30, 2011 was -13.93%.
Average Annual Total Returns Perkins Small Cap Value Fund	Caption	Column	Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years
Class L Shares	Average Annual Total Returns (periods ended 12/31/10)
Class L Shares Return Before Taxes Class L		Class L Shares	Return Before Taxes			18.18%	8.06%	9.85%
Class L Shares Return After Taxes on Distributions Class L		Class L Shares	Return After Taxes on Distributions			17.67%	6.10%	7.89%
Class L Shares Return After Taxes on Distributions and Sale of Fund Shares Class L		Class L Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]		12.49%	6.27%	7.91%
Class L Shares Russell 2000® Value Index			Russell 2000® Value Index		(reflects no deduction for expenses, fees, or taxes)	24.50%	3.52%	8.42%
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class L Shares (formerly named Institutional Shares) for the period April 21, 2003 to December 31, 2009; and for Berger Small Cap Value Fund – Institutional Shares for periods prior to April 21, 2003. If Class L Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

[1]	Fund returns for periods prior to the Fund's adoption of share classes reflect a 0.25% 12b-1 fee, which has not been paid by the Class L Shares (formerly named Institutional Shares) since the class commenced investment operations on May 17, 2002.